General information - Additional Information (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2024 USD ($) $ / shares shares	Feb. 23, 2024 $ / shares shares	Feb. 23, 2024 $ / shares kr / shares shares	Jun. 15, 2022 USD ($) shares shares $ / shares	Feb. 29, 2024 USD ($)	Mar. 20, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
General Information About Financial Statements [Line Items]
Proceeds from the capital reorganization				$ 9,800			$ 0	$ 9,827	$ 0
Reorganization, share listing expense				$ 83,411
Fair value of shares issued, market price (in dollars per share) | $ / shares				$ 9.38
General and administrative expense							76,559	186,742	84,134
Net loss							551,731	513,580	101,504
Accumulated deficit							(2,205,845)	(1,654,114)
Cash and cash equivalents							11,157	$ 66,427	17,556	$ 31,689
Current assets less current liabilities							$ (66,100)
Increase in share capital									$ 833,440
Major ordinary share transactions
General Information About Financial Statements [Line Items]
Proceeds from the issuance of common stock	$ 160,000				$ 160,000
Aztiq Pharma Partners Sarl
General Information About Financial Statements [Line Items]
Percentage of ownership interest in subsidiary							37.90%	40.70%
Alvogen
General Information About Financial Statements [Line Items]
Percentage of ownership interest in subsidiary							33.70%	35.80%
Other Subsidiaries
General Information About Financial Statements [Line Items]
Percentage of ownership interest in subsidiary							28.40%	23.50%
Maximum percentage of ownership interest held by each shareholder							2.4	2.4
Business Combination and PIPE Financing
General Information About Financial Statements [Line Items]
Transaction costs								$ 28,500
Expense capitalized								5,600
General and administrative expense								$ 22,900
OACB Warrants
General Information About Financial Statements [Line Items]
Outstanding (in shares) | shares				10,916,647
OACB Warrants
General Information About Financial Statements [Line Items]
Proceeds from the issuance of common stock							$ 6,300
Ordinary Shares | Major ordinary share transactions
General Information About Financial Statements [Line Items]
Increase in share capital	$ 166,000				$ 166,000
Increase decrease in shares issued (in shares) | shares	10,127,132	10,127,132	10,127,132
Common stock par or stated value per share (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Weighted average share price (in dollar per share) | (per share)		$ 16.41	$ 2,250
Ordinary Shares | Predecessor Earn Out Shares
General Information About Financial Statements [Line Items]
Number of instruments granted in share-based payment arrangement (in shares) | shares				38,330,000
Ordinary Shares | OACB Earn Out Shares
General Information About Financial Statements [Line Items]
Number of instruments granted in share-based payment arrangement (in shares) | shares				1,250,000
Ordinary Shares | Subscription Agreements
General Information About Financial Statements [Line Items]
Common stock, shares subscribed (in shares) | shares				17,493,000
Common stock, subscription (in dollars per share) | $ / shares				$ 10.00
Common stock, value, subscriptions				$ 174,900
Ordinary Shares | OACB Warrants
General Information About Financial Statements [Line Items]
Number of shares called by each warrant or right | shares							1
Ordinary Shares | OACB Warrants | Major ordinary share transactions
General Information About Financial Statements [Line Items]
Number of shares called by each warrant or right | shares						1
Increase decrease in shares issued (in shares) | shares						419,660